Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue	$ 8,067,008	$ 11,116,013
Egypt
Revenue
Revenue	6,636,048	10,389,858
Kingdom of Saudi Arabia
Revenue
Revenue	1,430,960	726,155
Business to business - TaaS
Revenue
Revenue	6,001,062	8,194,324
Business to customers - B2C
Revenue
Revenue	$ 2,065,946	$ 2,921,689